Schedule of Investments (unaudited)
April 30, 2025
iShares® MSCI ACWI Low Carbon Target ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 1.5%
ANZ Group Holdings Ltd.	45,090	$862,223
Aristocrat Leisure Ltd.	12,507	534,162
ASX Ltd.	2,641	119,590
Brambles Ltd.	63,682	836,887
CAR Group Ltd.	7,151	152,633
Cochlear Ltd.	2,036	356,566
Commonwealth Bank of Australia	14,589	1,555,028
Computershare Ltd.	41,105	1,074,131
CSL Ltd.	7,999	1,283,943
Goodman Group	37,534	718,545
GPT Group (The)	118,089	350,057
Macquarie Group Ltd.	3,945	487,503
Pro Medicus Ltd.(a)	1,703	249,711
REA Group Ltd.	1,925	305,844
Scentre Group	374,825	868,373
Sonic Healthcare Ltd.	17,372	290,060
Suncorp Group Ltd.	14,041	182,590
Telstra Group Ltd.	323,825	934,590
Transurban Group	198,280	1,786,775
Vicinity Ltd.	181,996	275,242
Westpac Banking Corp.	8,999	188,845
WiseTech Global Ltd.	3,855	219,207
Xero Ltd.(b)	3,704	390,080
		14,022,585
Austria — 0.1%
Verbund AG	12,150	933,739
Belgium — 0.2%
Ageas SA	13,231	829,798
Anheuser-Busch InBev SA	10,216	673,326
Argenx SE(b)	216	139,633
KBC Group NV	3	277
Lotus Bakeries NV	1	9,615
Sofina SA	589	164,562
UCB SA	1,686	309,110
		2,126,321
Brazil — 0.3%
Banco do Brasil SA	182,351	929,564
BB Seguridade Participacoes SA	67,906	511,764
Caixa Seguridade Participacoes S/A	18,930	54,570
CCR SA	299	709
CPFL Energia SA	11,537	77,636
Localiza Rent a Car SA	19,005	143,865
NU Holdings Ltd./Cayman Islands, Class A(b)	29,446	366,014
Raia Drogasil SA	91,470	319,774
Rede D'Or Sao Luiz SA(c)	7,131	40,234
Telefonica Brasil SA	19,761	96,764
TIM SA/Brazil	112,721	376,389
		2,917,283
Canada — 3.4%
Bank of Montreal	5,596	536,178
Bank of Nova Scotia (The)	8,844	442,521
BCE Inc.	17,640	392,057
Brookfield Renewable Corp.	17,282	492,536
CAE Inc.(b)	45,529	1,139,051
Canadian Imperial Bank of Commerce	6,066	382,590
Canadian National Railway Co.	9,463	916,441
Canadian Pacific Kansas City Ltd.	13,811	1,003,116
Constellation Software Inc./Canada	441	1,589,324
Dollarama Inc.	12,953	1,598,219
Security	Shares	Value
Canada (continued)
Element Fleet Management Corp.	32,187	$704,864
Fairfax Financial Holdings Ltd.	422	658,835
Franco-Nevada Corp.	12,201	2,096,720
Hydro One Ltd.(c)	52,896	2,035,111
Ivanhoe Mines Ltd., Class A(a)(b)	150,948	1,340,203
Lundin Mining Corp.	11,653	95,347
Manulife Financial Corp.	52,482	1,608,418
Onex Corp.	5,223	369,808
Open Text Corp.	6,557	177,504
Pembina Pipeline Corp.	31,971	1,222,161
Power Corp. of Canada	11	416
Quebecor Inc., Class B	20,422	560,250
RB Global Inc.	2,213	223,018
Restaurant Brands International Inc.	9,710	625,663
Rogers Communications Inc., Class B, NVS	29,956	780,951
Royal Bank of Canada	21,403	2,568,950
Shopify Inc., Class A(b)	13,295	1,264,500
Stantec Inc.	8,922	783,086
Sun Life Financial Inc.	1,214	72,342
TC Energy Corp.	16,808	849,178
TELUS Corp.	10,748	165,438
Thomson Reuters Corp.	7,451	1,386,483
TMX Group Ltd.	1,689	68,449
Toronto-Dominion Bank (The)	25,344	1,619,435
Wheaton Precious Metals Corp.	27,363	2,284,749
WSP Global Inc.	2,243	397,577
		32,451,489
Chile — 0.0%
Banco de Chile	1,574,413	231,118
Banco de Credito e Inversiones SA	3,626	143,602
Falabella SA	13,728	62,335
		437,055
China — 3.5%
Alibaba Group Holding Ltd.	173,368	2,588,389
Alibaba Health Information Technology Ltd.(a)(b)	262,000	169,492
Anhui Gujing Distillery Co. Ltd., Class B	8,400	128,545
ANTA Sports Products Ltd.	6,200	73,258
Autohome Inc., ADR	4,381	119,514
BAIC BluePark New Energy Technology Co. Ltd., Class A(b)	35,700	36,361
Baidu Inc., Class A(b)	30,990	341,727
Bank of Beijing Co. Ltd., Class A	338,200	279,217
Bank of Changsha Co. Ltd., Class A	57,200	71,298
Bank of Chengdu Co. Ltd., Class A	54,200	126,681
Bank of Jiangsu Co. Ltd., Class A	291,800	408,135
Bank of Nanjing Co. Ltd., Class A	144,200	206,757
Bank of Ningbo Co. Ltd., Class A	40,700	133,931
Bank of Shanghai Co. Ltd., Class A	205,800	294,049
Bank of Suzhou Co. Ltd., Class A	48,300	53,454
Beijing Enterprises Water Group Ltd.	80,000	25,268
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	436,400	348,426
BOC Aviation Ltd.(c)	55,200	413,689
BYD Co. Ltd., Class H	8,000	379,970
Cambricon Technologies Corp. Ltd., Class A(b)	906	87,875
CGN Power Co. Ltd., Class H(c)	1,338,000	425,903
China CITIC Bank Corp. Ltd., Class H	1,301,000	1,028,995
China Construction Bank Corp., Class H	912,000	749,142
China Everbright Bank Co. Ltd., Class A	292,600	152,200
China Everbright Bank Co. Ltd., Class H	768,000	333,482
China Galaxy Securities Co. Ltd., Class H	158,795	144,254

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI ACWI Low Carbon Target ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
China International Capital Corp. Ltd., Class H(c)	52,000	$89,450
China Life Insurance Co. Ltd., Class H	225,000	411,209
China Merchants Bank Co. Ltd., Class H	13,000	70,910
China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	84,165	148,555
China Merchants Port Holdings Co. Ltd.	320,000	519,514
China Minsheng Banking Corp. Ltd., Class H	1,641,500	770,289
China National Nuclear Power Co. Ltd., Class A	223,598	284,036
China Oilfield Services Ltd., Class H	436,000	340,957
China Pacific Insurance Group Co. Ltd., Class H	88,800	241,604
China Ruyi Holdings Ltd.(b)	200,000	52,607
China Taiping Insurance Holdings Co. Ltd.	135,200	187,220
China Three Gorges Renewables Group Co. Ltd., Class A	78,300	45,893
China Tower Corp. Ltd., Class H(c)	151,284	219,131
China Yangtze Power Co. Ltd., Class A	256,300	1,039,885
China Zheshang Bank Co. Ltd., Class A	223,750	92,103
Chongqing Rural Commercial Bank Co. Ltd., Class A	127,400	120,150
Chow Tai Fook Jewellery Group Ltd.	26,800	35,827
CITIC Securities Co. Ltd., Class H	48,500	119,869
Cosco Shipping Energy Transportation Co. Ltd., Class A	51,900	73,315
Cosco Shipping Energy Transportation Co. Ltd., Class H	326,000	258,930
Far East Horizon Ltd.	495,000	383,587
Focus Media Information Technology Co. Ltd., Class A	1,400	1,389
Giant Biogene Holding Co. Ltd.(c)	20,200	208,702
H World Group Ltd., ADR	4,683	160,346
Huaneng Lancang River Hydropower Inc., Class A	79,900	104,984
Huatai Securities Co. Ltd., Class H(c)	73,200	108,483
Huaxia Bank Co. Ltd., Class A	195,200	195,367
Industrial Bank Co. Ltd., Class A	194,698	559,461
JCHX Mining Management Co. Ltd., Class A	7,000	35,647
JD Health International Inc.(b)(c)	130,400	618,774
Jiangsu Expressway Co. Ltd., Class H	296,000	368,337
Jiangsu Hengli Hydraulic Co. Ltd., Class A	8,900	91,570
Kanzhun Ltd., ADR(b)	1,945	29,759
Kingsoft Corp. Ltd.	44,000	219,226
Kuaishou Technology(b)(c)	30,600	201,969
Kuang-Chi Technologies Co. Ltd., Class A	33,400	194,021
Kweichow Moutai Co. Ltd., Class A	2,100	447,027
Li Auto Inc., Class A(b)	75,680	922,136
Luzhou Laojiao Co. Ltd., Class A	6,700	114,074
Meituan, Class B(b)(c)	39,200	649,052
MINISO Group Holding Ltd.	15,800	71,036
NARI Technology Co. Ltd., Class A	118,800	362,165
NetEase Inc.	32,900	707,230
New China Life Insurance Co. Ltd., Class H	129,400	472,557
New Oriental Education & Technology Group Inc.	44,300	217,034
NIO Inc., Class A(a)(b)	19,154	76,720
Nongfu Spring Co. Ltd., Class H(c)	49,000	225,262
PDD Holdings Inc., ADR(b)	10,544	1,113,130
People's Insurance Co. Group of China Ltd. (The), Class H	576,151	340,975
Ping An Bank Co. Ltd., Class A	212,700	319,503
Ping An Insurance Group Co. of China Ltd., Class H	224,000	1,340,647
Shanghai Baosight Software Co. Ltd., Class B	178,500	262,072
Shanghai International Airport Co. Ltd., Class A	7,800	34,415
Shanghai Rural Commercial Bank Co. Ltd., Class A	158,600	183,337
Shanjin International Gold Co. Ltd., Class A	39,200	110,105
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	1,000	28,083
Security	Shares	Value
China (continued)
Shenzhen Inovance Technology Co. Ltd., Class A	16,000	$157,359
Sichuan Chuantou Energy Co. Ltd., Class A	73,600	171,976
Smoore International Holdings Ltd.(c)	35,000	60,579
Tencent Holdings Ltd.	87,000	5,328,832
Tencent Music Entertainment Group, ADR	866	11,622
TravelSky Technology Ltd., Class H	168,000	233,866
Wuliangye Yibin Co. Ltd., Class A	8,500	150,519
WuXi AppTec Co. Ltd., Class H(c)	14,500	112,065
Wuxi Biologics Cayman Inc.(b)(c)	65,500	190,240
XPeng Inc., Class A(b)	30,500	283,925
Yifeng Pharmacy Chain Co. Ltd., Class A	18,100	70,519
Zhejiang Expressway Co. Ltd., Class H	410,720	338,529
Zhejiang NHU Co. Ltd., Class A	45,800	139,364
		32,969,043
Colombia — 0.1%
Interconexion Electrica SA ESP	110,166	568,354
Denmark — 0.5%
Coloplast A/S, Class B	1,552	175,629
Danske Bank A/S	28,348	994,662
DSV A/S	434	91,991
Novo Nordisk A/S, Class B	41,131	2,750,081
Vestas Wind Systems A/S	23,098	307,947
Zealand Pharma A/S(b)	568	40,172
		4,360,482
Egypt — 0.1%
Commercial International Bank - Egypt (CIB)	176,042	280,428
Eastern Co. SAE	213,595	147,075
Talaat Moustafa Group	35,826	36,601
		464,104
Finland — 0.0%
Sampo OYJ, Class A	30,385	304,415
France — 2.4%
Aeroports de Paris SA	7,695	962,235
AXA SA	35,917	1,698,727
BNP Paribas SA	15,089	1,278,483
Bureau Veritas SA	21	667
Capgemini SE	330	52,685
Credit Agricole SA	25,526	478,781
Dassault Systemes SE	6,742	252,664
Edenred SE	7,343	229,006
EssilorLuxottica SA	5,064	1,459,207
Eurofins Scientific SE	1,653	104,315
Getlink SE	47,645	904,693
Hermes International SCA	668	1,837,120
Klepierre SA	21,649	792,422
Legrand SA	8,540	938,544
L'Oreal SA	5,571	2,461,633
LVMH Moet Hennessy Louis Vuitton SE	3,744	2,073,911
Orange SA	15,728	228,182
Pernod Ricard SA	1,947	211,046
Publicis Groupe SA	2,805	285,400
Sanofi SA	16,037	1,754,317
Schneider Electric SE	13,146	3,071,507
Societe Generale SA	23,564	1,228,603
Teleperformance SE	1,994	218,652
Unibail-Rodamco-Westfield, New	5,732	485,243
		23,008,043
Germany — 1.6%
Allianz SE, Registered	6,596	2,727,952
Commerzbank AG	23,783	629,477

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI ACWI Low Carbon Target ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
CTS Eventim AG & Co. KGaA	2,222	$263,278
Deutsche Bank AG, Registered	80,698	2,115,929
Deutsche Boerse AG	129	41,550
Deutsche Telekom AG, Registered	50,622	1,818,217
Fresenius Medical Care AG	2,474	125,866
Fresenius SE & Co. KGaA(b)	7,598	360,882
Infineon Technologies AG	13,728	454,713
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	585	400,497
SAP SE	13,327	3,899,330
Scout24 SE(c)	6,661	793,836
Siemens AG, Registered	5,730	1,319,398
Vonovia SE	6,154	204,129
		15,155,054
Hong Kong — 0.5%
AIA Group Ltd.	139,400	1,044,512
CK Asset Holdings Ltd.	218,000	890,609
Galaxy Entertainment Group Ltd.	56,000	202,249
Henderson Land Development Co. Ltd.	63,000	178,664
HKT Trust & HKT Ltd., Class SS	183,000	260,405
Hong Kong Exchanges & Clearing Ltd.	5,800	253,400
Hongkong Land Holdings Ltd.	62,000	303,428
Link REIT	16,800	78,655
MTR Corp. Ltd.(a)	109,000	376,304
Power Assets Holdings Ltd.	61,500	406,712
Sands China Ltd.(b)	63,200	113,188
Sino Land Co. Ltd.	110,000	113,047
Sun Hung Kai Properties Ltd.	59,500	564,441
Wharf Real Estate Investment Co. Ltd.	45,000	107,620
		4,893,234
India — 1.9%
ABB India Ltd.	3,792	247,731
Adani Ports & Special Economic Zone Ltd.	24,288	349,424
Apollo Hospitals Enterprise Ltd.	3,455	285,569
Asian Paints Ltd.	11,749	337,426
Astral Ltd.	4,633	73,735
Avenue Supermarts Ltd.(b)(c)	14,569	722,456
Axis Bank Ltd.	5,935	83,251
Bharat Electronics Ltd.	390,837	1,453,728
Bharti Airtel Ltd.	66,432	1,465,372
BSE Ltd.	766	57,931
Colgate-Palmolive India Ltd.	8,918	273,282
Container Corp. of India Ltd.	18,521	147,930
Cummins India Ltd.	1,732	59,468
Dabur India Ltd.	44,773	258,562
DLF Ltd.	11,060	88,219
GMR Airports Infrastructure Ltd.(b)	164,346	169,424
Godrej Consumer Products Ltd.	22,537	336,124
HCL Technologies Ltd.	10,451	193,844
HDFC Bank Ltd.	58,029	1,318,068
Hindustan Unilever Ltd.	24,969	693,213
ICICI Bank Ltd.	47,790	803,315
Indian Hotels Co. Ltd., Class A	16,557	154,056
Info Edge India Ltd.	1,548	129,489
Infosys Ltd.	41,943	741,466
ITC Ltd.	133,256	670,944
Jio Financial Services Ltd., NVS(b)	47,727	147,405
Kalyan Jewellers India Ltd.	20,669	126,238
Kotak Mahindra Bank Ltd.	8,199	214,288
Macrotech Developers Ltd.	4,263	67,074
Mankind Pharma Ltd.(b)	1,353	39,441
Security	Shares	Value
India (continued)
Max Healthcare Institute Ltd.	20,495	$265,907
NHPC Ltd., NVS	431,548	437,387
Oberoi Realty Ltd.	6,337	123,018
Phoenix Mills Ltd. (The)	4,966	97,748
PI Industries Ltd.	8,126	350,037
Pidilite Industries Ltd.	7,995	287,421
Power Finance Corp. Ltd.	29,449	142,456
Power Grid Corp. of India Ltd.	449,289	1,631,790
Punjab National Bank	85,325	101,171
Sona Blw Precision Forgings Ltd.(c)	7,862	44,755
Sun Pharmaceutical Industries Ltd.	28,968	628,274
Suzlon Energy Ltd.(b)	218,216	145,506
Tata Communications Ltd.	1,573	29,614
Tata Consultancy Services Ltd.	14,880	607,400
Titan Co. Ltd.	3,408	136,156
Torrent Pharmaceuticals Ltd.	4,149	163,168
Trent Ltd.	5,165	315,706
Union Bank of India Ltd.	43,470	64,735
Varun Beverages Ltd.	17,088	105,499
Wipro Ltd.	70,594	201,623
Zomato Ltd.(b)	134,968	369,405
		17,957,249
Indonesia — 0.1%
Amman Mineral Internasional PT(b)	336,200	144,374
Bank Rakyat Indonesia Persero Tbk PT	136,737	31,670
Chandra Asri Pacific Tbk PT	489,900	232,730
GoTo Gojek Tokopedia Tbk PT(b)	8,920,100	45,510
Telkom Indonesia Persero Tbk PT	2,383,400	375,668
		829,952
Ireland — 0.1%
AIB Group PLC	49,684	333,929
Bank of Ireland Group PLC	23,807	279,529
		613,458
Israel — 0.3%
Azrieli Group Ltd.	4,530	329,804
Bank Leumi Le-Israel BM	44,300	629,106
Check Point Software Technologies Ltd.(b)	2,809	616,744
Global-e Online Ltd.(b)	4,662	167,412
Isracard Ltd.	0	1
Nice Ltd.(b)	1,479	231,055
Teva Pharmaceutical Industries Ltd., ADR(b)	24,363	377,870
		2,351,992
Italy — 0.7%
Banco BPM SpA	6,077	67,835
BPER Banca SpA	16,064	130,473
Davide Campari-Milano NV	24,944	167,380
Ferrari NV	4,750	2,174,458
Intesa Sanpaolo SpA	60,724	324,162
Moncler SpA	2,740	169,115
Poste Italiane SpA(c)	24,340	494,034
Snam SpA	103,012	591,235
Terna - Rete Elettrica Nazionale	89,664	891,602
UniCredit SpA	33,252	1,934,630
		6,944,924
Japan — 5.1%
Advantest Corp.	13,400	560,602
Capcom Co. Ltd.	11,100	321,351
Central Japan Railway Co.	89,700	1,887,634
Chiba Bank Ltd. (The)	29,100	258,742
Chugai Pharmaceutical Co. Ltd.	11,900	685,553
Concordia Financial Group Ltd.	22,000	142,295

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI ACWI Low Carbon Target ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Dai-ichi Life Holdings Inc.	50,300	$363,188
Daiichi Sankyo Co. Ltd.	26,000	665,096
Daiwa Securities Group Inc.	98,300	646,413
Disco Corp.	2,500	483,699
East Japan Railway Co.	18,800	407,525
FANUC Corp.	4,300	109,133
Fast Retailing Co. Ltd.	3,500	1,151,307
Hikari Tsushin Inc.	3,200	887,608
Hoya Corp.	7,300	858,962
Hulic Co. Ltd.	34,200	357,626
Japan Exchange Group Inc.	26,600	295,945
Japan Post Bank Co. Ltd.	85,600	880,134
Japan Post Holdings Co. Ltd.	120,200	1,168,376
Japan Tobacco Inc.	70,400	2,168,886
KDDI Corp.	32,700	579,562
Keyence Corp.	4,600	1,923,221
Konami Group Corp.	3,200	457,011
Lasertec Corp.	2,500	232,426
M3 Inc.(b)	32,700	409,816
Mitsubishi Estate Co. Ltd.	50,600	888,838
Mitsubishi HC Capital Inc.	164,800	1,165,818
Mitsubishi UFJ Financial Group Inc.	195,700	2,465,648
Mitsui Fudosan Co. Ltd.	77,300	766,093
Mizuho Financial Group Inc.	49,000	1,225,128
MS&AD Insurance Group Holdings Inc.	32,000	727,353
Murata Manufacturing Co. Ltd.	21,500	306,301
Nexon Co. Ltd.	18,300	287,121
Nintendo Co. Ltd.	17,600	1,461,152
Nippon Telegraph & Telephone Corp.	391,300	409,017
Nomura Holdings Inc.	200,900	1,119,728
Nomura Research Institute Ltd.	9,800	371,101
NTT Data Group Corp.	25,400	504,454
Obic Co. Ltd.	9,500	332,609
Oriental Land Co. Ltd./Japan	40,900	866,241
ORIX Corp.	65,400	1,311,926
Rakuten Group Inc.(b)	46,500	274,179
Recruit Holdings Co. Ltd.	20,600	1,141,554
Renesas Electronics Corp.	20,500	240,573
Resona Holdings Inc.	29,000	232,632
SBI Holdings Inc.	35,700	938,713
SCREEN Holdings Co. Ltd.	2,500	166,243
SCSK Corp.	5,300	138,624
Secom Co. Ltd.	16,600	610,389
Shin-Etsu Chemical Co. Ltd.	8,200	249,538
Shionogi & Co. Ltd.	39,600	665,300
SMC Corp.	3,400	1,100,379
SoftBank Corp.	398,600	603,179
SoftBank Group Corp.	21,300	1,077,133
Sompo Holdings Inc.	24,000	786,506
Sony Group Corp.	78,600	2,073,687
Sumitomo Mitsui Financial Group Inc.	61,700	1,471,990
Sumitomo Mitsui Trust Group Inc.	2,200	54,425
Sumitomo Realty & Development Co. Ltd.	24,900	927,432
Sysmex Corp.	8,600	159,643
Takeda Pharmaceutical Co. Ltd.	11,575	350,128
Tokio Marine Holdings Inc.	44,100	1,767,632
Tokyo Electron Ltd.	5,200	774,271
Trend Micro Inc./Japan	2,200	157,851
		48,072,640
Kuwait — 0.0%
Mabanee Co. KPSC	134,563	348,152
Mobile Telecommunications Co. KSCP	25,901	40,009
Security	Shares	Value
Kuwait (continued)
National Bank of Kuwait SAKP	22,485	$69,926
		458,087
Malaysia — 0.1%
Gamuda Bhd	56,900	56,062
IHH Healthcare Bhd	260,700	418,087
Public Bank Bhd	266,500	276,268
		750,417
Mexico — 0.4%
America Movil SAB de CV, Series B, Class B	79,072	68,224
Fibra Uno Administracion SA de CV	635,299	819,291
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	9,989	110,299
Grupo Aeroportuario del Pacifico SAB de CV, Class B	9,500	192,883
Grupo Aeroportuario del Sureste SAB de CV, Class B	10,481	332,011
Grupo Financiero Banorte SAB de CV, Class O	51,265	440,538
Prologis Property Mexico SA de CV	70,298	250,392
Promotora y Operadora de Infraestructura SAB de CV	46,860	524,073
Wal-Mart de Mexico SAB de CV	223,612	708,676
		3,446,387
Netherlands — 1.3%
ABN AMRO Bank NV, CVA(c)	31,969	662,489
Adyen NV(b)(c)	186	300,987
AerCap Holdings NV	19,894	2,108,764
ASM International NV	41	20,040
ASML Holding NV	5,067	3,392,062
BE Semiconductor Industries NV	1,185	128,340
EXOR NV, NVS	18,150	1,713,627
Koninklijke KPN NV	154,142	717,046
NN Group NV	7,415	454,691
Prosus NV	33,833	1,586,246
Wolters Kluwer NV	4,530	799,812
		11,884,104
New Zealand — 0.1%
Auckland International Airport Ltd.	136,507	609,760
Norway — 0.4%
DNB Bank ASA	60,971	1,524,159
Gjensidige Forsikring ASA	30,094	704,165
Mowi ASA	40,065	734,650
Salmar ASA	13,679	675,949
Telenor ASA	20,190	303,254
		3,942,177
Peru — 0.1%
Southern Copper Corp.	12,145	1,087,220
Philippines — 0.1%
International Container Terminal Services Inc.	47,860	292,721
SM Investments Corp.	24,950	388,383
		681,104
Poland — 0.2%
Allegro.eu SA (b)(c)	30,578	268,304
CD Projekt SA	1,079	66,812
Powszechny Zaklad Ubezpieczen SA	98,473	1,536,258
		1,871,374
Portugal — 0.1%
EDP Renovaveis SA	77,430	725,113
Qatar — 0.2%
Barwa Real Estate Co.	516,754	396,980
Commercial Bank PSQC (The)	221,379	261,459
Dukhan Bank	191	183

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI ACWI Low Carbon Target ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Qatar (continued)
Mesaieed Petrochemical Holding Co.	1,393,572	$538,993
Ooredoo QPSC	170	605
Qatar Islamic Bank QPSC	46	267
Qatar National Bank QPSC	45,382	207,928
		1,406,415
Russia — 0.0%
Alrosa PJSC(b)(d)	184,910	22
Mobile TeleSystems PJSC(b)(d)	73,304	9
Moscow Exchange MICEX-RTS PJSC(b)(d)	152,460	19
Ozon Holdings PLC, ADR(b)(d)	5,270	1
Polyus PJSC(b)(d)	14,300	—
Sberbank of Russia PJSC(b)(d)	292,860	36
TCS Group Holding PLC, GDR(b)(d)(e)	4,185	—
United Co. RUSAL International PJSC(b)(d)	509,950	62
VK Co. Ltd.(b)(d)	22,940	3
VTB Bank PJSC(b)(d)	4,498	—
		152
Saudi Arabia — 0.7%
Al Rajhi Bank	49,562	1,287,519
Alinma Bank	57,050	441,868
Arabian Internet & Communications Services Co.	5,554	424,990
Dallah Healthcare Co.	6,671	217,169
Dar Al Arkan Real Estate Development Co.(b)	99,194	579,298
Dr Sulaiman Al Habib Medical Services Group Co.	9,801	748,155
Elm Co.	1,609	445,245
Etihad Etisalat Co.	7,643	127,962
Mouwasat Medical Services Co.	14,022	271,434
Nahdi Medical Co.	10,132	306,854
Riyad Bank	45	369
SAL Saudi Logistics Services	2,924	142,505
Saudi Investment Bank (The)	150,980	606,584
Saudi National Bank (The)	27,585	262,830
Saudi Research & Media Group(b)	494	22,822
Saudi Telecom Co.	92,442	1,173,622
		7,059,226
Singapore — 0.3%
CapitaLand Ascendas REIT	102	208
CapitaLand Integrated Commercial Trust	114,672	188,716
CapitaLand Investment Ltd./Singapore	82,500	173,876
Genting Singapore Ltd.	1,405,000	796,729
Grab Holdings Ltd., Class A(b)	12,293	59,990
Keppel Ltd.(a)	213,100	1,071,402
Sea Ltd., ADR(b)	1,161	155,632
Singapore Telecommunications Ltd.	184,400	533,505
		2,980,058
South Africa — 0.3%
Capitec Bank Holdings Ltd.	540	100,227
FirstRand Ltd.	87,430	342,318
Naspers Ltd., Class N	4,354	1,144,850
NEPI Rockcastle NV	62,885	482,120
Reinet Investments SCA	15,722	412,895
Sanlam Ltd.	12,407	56,490
		2,538,900
South Korea — 0.9%
Alteogen Inc.(b)	643	158,602
Celltrion Inc.	258	29,259
Ecopro BM Co. Ltd.(a)(b)	1,894	134,910
Ecopro Co. Ltd.(a)	3,059	109,362
Ecopro Materials Co. Ltd.(b)	1,324	51,545
Hana Financial Group Inc.	10,567	479,214
Hanjin Kal Corp.	4,369	243,285
Security	Shares	Value
South Korea (continued)
Hanmi Semiconductor Co. Ltd.(a)	1,568	$83,915
HLB Inc.(b)	5,746	229,139
Industrial Bank of Korea	54,183	584,765
Kakao Corp.	7,718	207,342
KB Financial Group Inc.	7,821	494,277
Korea Investment Holdings Co. Ltd.	6,072	354,514
Krafton Inc.(b)	294	76,970
KT&G Corp.	1,543	124,542
Meritz Financial Group Inc.	1,643	143,533
Mirae Asset Securities Co. Ltd.	41,619	345,951
NAVER Corp.	4,342	610,944
NH Investment & Securities Co. Ltd.	32,347	349,700
POSCO Future M Co. Ltd.(a)(b)	275	24,143
Samsung Biologics Co. Ltd.(b)(c)	359	265,685
Samsung Electronics Co. Ltd.	29,744	1,160,538
Shinhan Financial Group Co. Ltd.	11,178	403,973
SK Hynix Inc.	3,627	452,552
SK Square Co. Ltd.(b)	13,713	847,804
Woori Financial Group Inc.	60,334	751,312
		8,717,776
Spain — 0.9%
Aena SME SA(c)	4,884	1,226,939
Amadeus IT Group SA	18,481	1,454,695
Banco Bilbao Vizcaya Argentaria SA	76,565	1,050,781
Banco de Sabadell SA	26,797	78,188
Banco Santander SA	339,055	2,387,239
Ferrovial SE	17,313	844,571
Industria de Diseno Textil SA	22,149	1,191,062
Redeia Corp. SA	9,559	200,455
		8,433,930
Sweden — 0.8%
Alfa Laval AB	2,369	98,256
Atlas Copco AB, Class A	43,395	671,698
Atlas Copco AB, Class B	62,684	870,412
Evolution AB(c)	2,882	199,649
Hexagon AB, Class B	76,905	748,483
Industrivarden AB, Class A	16,215	569,829
Industrivarden AB, Class C	39,569	1,389,533
Investor AB, Class B	69,045	2,045,697
Nordea Bank Abp	52,629	728,856
Svenska Handelsbanken AB, Class A	42,033	550,204
Swedbank AB, Class A	816	20,371
		7,892,988
Switzerland — 2.0%
ABB Ltd., Registered	16,755	884,844
Alcon AG	7,171	696,738
Cie Financiere Richemont SA, Class A, Registered	8,591	1,518,074
Geberit AG, Registered	889	615,828
Givaudan SA, Registered	429	2,069,650
Julius Baer Group Ltd.	2,245	145,584
Lonza Group AG, Registered	705	506,549
Novartis AG, Registered	28,373	3,236,145
Roche Holding AG, NVS	8,487	2,775,133
SGS SA	2,329	227,453
Sika AG, Registered	3,922	980,137
Sonova Holding AG, Registered	337	103,599
Straumann Holding AG	2,405	293,258
Swiss Prime Site AG, Registered	2,813	396,650
Swisscom AG, Registered	954	636,207
Temenos AG, Registered	2,130	152,573
UBS Group AG, Registered	59,716	1,812,701

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI ACWI Low Carbon Target ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Switzerland (continued)
VAT Group AG(c)	1,659	$598,883
Zurich Insurance Group AG	2,237	1,586,638
		19,236,644
Taiwan — 1.9%
Accton Technology Corp.	4,000	74,505
Advantech Co. Ltd.	21,000	220,000
Airtac International Group	17,000	466,926
Alchip Technologies Ltd.	3,000	200,477
Asia Vital Components Co. Ltd.	5,000	73,414
Catcher Technology Co. Ltd.	152,000	1,034,697
Cathay Financial Holding Co. Ltd.	774,103	1,426,292
Chailease Holding Co. Ltd.	93,370	335,954
Chunghwa Telecom Co. Ltd.	174,000	703,465
CTBC Financial Holding Co. Ltd.	295,400	364,003
Delta Electronics Inc.	12,000	125,738
E Ink Holdings Inc.	47,000	328,322
eMemory Technology Inc.	1,000	80,522
Fortune Electric Co. Ltd.	5,500	72,492
Fubon Financial Holding Co. Ltd.	73,714	195,374
Global Unichip Corp.	3,000	96,376
International Games System Co. Ltd.	5,000	129,629
Jentech Precision Industrial Co. Ltd.	3,000	94,469
KGI Financial Holding Co. Ltd.	769,542	399,143
Largan Precision Co. Ltd.	7,000	499,042
MediaTek Inc.	23,000	977,341
Ruentex Development Co. Ltd.	196,000	201,751
Silergy Corp.	11,000	138,669
Taiwan High Speed Rail Corp.	465,000	394,767
Taiwan Semiconductor Manufacturing Co. Ltd.	326,000	9,237,065
Yageo Corp.	9,779	140,213
Yuanta Financial Holding Co. Ltd.	152,000	148,924
		18,159,570
Thailand — 0.1%
Airports of Thailand PCL, NVDR(a)	408,100	466,044
Bangkok Dusit Medical Services PCL, NVDR	117,600	84,335
Delta Electronics Thailand PCL, NVDR(a)	34,400	100,835
		651,214
Turkey — 0.1%
Aselsan Elektronik Sanayi Ve Ticaret A/S	309,737	1,091,165
Turkcell Iletisim Hizmetleri AS	48,417	113,565
		1,204,730
United Arab Emirates — 0.2%
ADNOC Drilling Co. PJSC	358,482	478,279
Emaar Properties PJSC	244,277	872,863
Emirates NBD Bank PJSC	33,178	185,680
Multiply Group PJSC(b)	170,048	99,909
		1,636,731
United Kingdom — 3.0%
3i Group PLC	28,716	1,627,939
Antofagasta PLC	43,572	956,211
Ashtead Group PLC	21,518	1,151,910
AstraZeneca PLC	19,733	2,827,084
Auto Trader Group PLC(c)	5,543	62,275
Barclays PLC	351,286	1,399,397
British American Tobacco PLC	59,109	2,574,690
BT Group PLC	64,212	149,033
Compass Group PLC	65	2,191
Croda International PLC	5,720	225,790
Diageo PLC	41,974	1,178,646
Experian PLC	14,137	703,331
GSK PLC	60,639	1,199,603
Security	Shares	Value
United Kingdom (continued)
Haleon PLC	161,842	$814,368
HSBC Holdings PLC	259,804	2,896,134
Imperial Brands PLC	11,573	474,876
Informa PLC	101,522	991,761
Intertek Group PLC	21	1,290
Lloyds Banking Group PLC	1,796,905	1,765,419
London Stock Exchange Group PLC	1,728	269,069
National Grid PLC	18,972	273,844
NatWest Group PLC, NVS	151,224	972,716
Pearson PLC	16,977	272,162
Prudential PLC	50,385	535,732
Reckitt Benckiser Group PLC	2,559	165,175
RELX PLC	34,838	1,901,289
Rentokil Initial PLC	5,510	25,243
Severn Trent PLC	21,498	799,667
Spirax Group PLC	3,102	244,487
Standard Chartered PLC	20,331	292,833
United Utilities Group PLC	92,870	1,396,241
Whitbread PLC	12,956	449,975
		28,600,381
United States — 62.8%
Abbott Laboratories	2,166	283,205
AbbVie Inc.	25,139	4,904,619
Accenture PLC, Class A	7,853	2,349,225
Adobe Inc.(b)	5,276	1,978,394
Advanced Micro Devices Inc.(b)	21,412	2,084,458
AECOM	1,842	181,713
Aflac Inc.	16,015	1,740,510
Agilent Technologies Inc.	3,593	386,607
Airbnb Inc., Class A(b)	9,341	1,138,855
Akamai Technologies Inc.(a)(b)	7,792	627,879
Align Technology Inc.(b)	1,013	175,553
Allegion PLC	2,305	320,856
Allstate Corp. (The)	1,139	225,966
Alnylam Pharmaceuticals Inc.(b)	1,427	375,643
Alphabet Inc., Class A	75,287	11,955,576
Alphabet Inc., Class C, NVS	58,997	9,492,027
Altria Group Inc.	68,344	4,042,548
Amazon.com Inc.(b)	117,435	21,657,363
American Express Co.	8,539	2,274,875
American Financial Group Inc./OH	555	70,296
American International Group Inc.	18,269	1,489,289
American Tower Corp.	6,364	1,434,509
American Water Works Co. Inc.	20,350	2,991,654
Ameriprise Financial Inc.	683	321,707
AMETEK Inc.	14,566	2,470,102
Amgen Inc.	8,235	2,395,726
Amphenol Corp., Class A	23,872	1,836,950
Analog Devices Inc.	8,237	1,605,556
Annaly Capital Management Inc.	19,489	381,984
Ansys Inc.(b)	1,389	447,091
Aon PLC, Class A	3,112	1,104,106
Apollo Global Management Inc.	5,169	705,465
Apple Inc.	190,512	40,483,799
Applied Materials Inc.	1,773	267,209
AppLovin Corp., Class A(b)	2,692	724,983
Arch Capital Group Ltd.	8,513	771,959
Arista Networks Inc.(b)	14,620	1,202,787
Arthur J Gallagher & Co.	1,720	551,587
AT&T Inc.	119,287	3,304,250
Atlassian Corp., Class A, NVS(b)	1,614	368,492
Autodesk Inc.(b)	2,254	618,160

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI ACWI Low Carbon Target ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Automatic Data Processing Inc.	10,033	$3,015,920
AvalonBay Communities Inc.	3,063	643,169
Axon Enterprise Inc.(b)	3,202	1,963,787
Baker Hughes Co., Class A	40,703	1,440,886
Bank of America Corp.	90,170	3,595,980
Bank of New York Mellon Corp. (The)	19,698	1,583,916
Becton Dickinson & Co.	4,153	860,045
Berkshire Hathaway Inc., Class B(b)	5,872	3,131,244
Biogen Inc.(b)	2,524	305,606
Bio-Techne Corp.	1,930	97,176
Blackrock Inc.(f)	1,957	1,789,207
Blackstone Inc., NVS	7,496	987,298
Block Inc.(b)	4,259	249,024
Booking Holdings Inc.	320	1,631,770
Booz Allen Hamilton Holding Corp., Class A	1,061	127,341
Boston Scientific Corp.(b)	8,301	853,924
Bristol-Myers Squibb Co.	38,221	1,918,694
Broadcom Inc.	56,967	10,964,438
Broadridge Financial Solutions Inc.	4,519	1,095,406
Brown & Brown Inc.	2,304	254,822
Brown-Forman Corp., Class B	15,088	525,666
BXP Inc.	2,893	184,371
Cadence Design Systems Inc.(b)	3,688	1,098,065
Capital One Financial Corp.	4,312	777,281
Cboe Global Markets Inc.	2,433	539,639
CDW Corp.	1,922	308,596
Centene Corp.(b)	418	25,017
Charles Schwab Corp. (The)	21,046	1,713,144
Charter Communications Inc., Class A(a)(b)	2,208	865,227
Chipotle Mexican Grill Inc., Class A(b)	23,497	1,187,068
Chubb Ltd.	8,605	2,461,718
Church & Dwight Co. Inc.	7,405	735,613
Cigna Group (The)	1,230	418,249
Cincinnati Financial Corp.	28	3,898
Cintas Corp.	8,236	1,743,396
Cisco Systems Inc.	62,733	3,621,576
Citigroup Inc.	35,238	2,409,574
Citizens Financial Group Inc.	5	184
Cloudflare Inc., Class A(a)(b)	1,177	142,158
CME Group Inc.	6,957	1,927,646
Coca-Cola Co. (The)	75,026	5,443,136
Cognizant Technology Solutions Corp., Class A	9,954	732,316
Coinbase Global Inc., Class A(b)	2,520	511,283
Colgate-Palmolive Co.	15,992	1,474,302
Comcast Corp., Class A	68,110	2,329,362
Consolidated Edison Inc.	2,813	317,166
Constellation Brands Inc., Class A	5,604	1,050,974
Constellation Energy Corp.	2,088	466,543
Cooper Companies Inc. (The)(b)	6,631	541,554
Copart Inc.(a)(b)	22,978	1,402,347
Corpay Inc.(b)	1,577	513,108
CoStar Group Inc.(b)	7,595	563,321
Costco Wholesale Corp.	2,528	2,514,096
Crowdstrike Holdings Inc., Class A(b)	2,423	1,039,152
Crown Castle Inc.	9,016	953,532
CSX Corp.	42,000	1,178,940
CVS Health Corp.	6,582	439,085
Danaher Corp.	9,124	1,818,687
Darden Restaurants Inc.	630	126,403
Datadog Inc., Class A(b)	1,363	139,244
DaVita Inc.(b)	2,181	308,721
Dayforce Inc.(a)(b)	4,146	239,929
Security	Shares	Value
United States (continued)
Deckers Outdoor Corp.(b)	3,767	$417,497
Dexcom Inc.(b)	5,816	415,146
Digital Realty Trust Inc.	2,336	375,021
Discover Financial Services	3,776	689,762
DocuSign Inc., Class A(b)	1,474	120,500
Dollar General Corp.	6,643	622,383
Dollar Tree Inc.(b)	8,307	679,263
DoorDash Inc., Class A(b)	4,118	794,321
DraftKings Inc., Class A (b)	5,188	172,709
Eaton Corp. PLC	3,555	1,046,485
eBay Inc.	11,932	813,285
Ecolab Inc.	5,832	1,466,340
Edison International	30,894	1,653,138
Edwards Lifesciences Corp.(b)	4,638	350,123
Electronic Arts Inc.	6,612	959,335
Elevance Health Inc.	3,643	1,532,173
Eli Lilly & Co.	10,258	9,221,429
Emerson Electric Co.	1,813	190,564
Entegris Inc.	564	44,624
EPAM Systems Inc.(b)	886	139,022
Equifax Inc.	3,132	814,727
Equinix Inc.	1,132	974,369
Equitable Holdings Inc.	17,620	871,309
Equity Residential	8,460	594,400
Erie Indemnity Co., Class A, NVS	258	92,524
Essential Utilities Inc.	15,023	617,896
Essex Property Trust Inc.	1,098	306,507
Estee Lauder Companies Inc. (The), Class A	3,549	212,798
Everest Group Ltd.	1,153	413,731
Eversource Energy	22,885	1,361,200
Exact Sciences Corp.(b)	1,299	59,286
Extra Space Storage Inc.	2,216	324,688
F5 Inc.(b)	3,713	982,980
Fair Isaac Corp.(b)	256	509,358
Fastenal Co.	18,522	1,499,726
Fidelity National Financial Inc.	3,739	239,483
Fidelity National Information Services Inc.	12,667	999,173
Fifth Third Bancorp	15	539
First Citizens BancShares Inc./NC, Class A	118	209,939
First Solar Inc.(b)	1,906	239,813
Fiserv Inc.(b)	11,853	2,187,708
Flutter Entertainment PLC, Class DI(b)	2,112	508,971
Fortinet Inc.(b)	7,688	797,707
Fortive Corp.(a)	20,314	1,415,683
Franklin Resources Inc.	11,288	211,763
Freeport-McMoRan Inc.	47,619	1,715,713
Gaming and Leisure Properties Inc.	12,247	586,141
Garmin Ltd.	5,707	1,066,467
Gartner Inc.(b)	891	375,182
Gen Digital Inc.	17,822	461,055
Gilead Sciences Inc.	20,286	2,161,270
Global Payments Inc.	7,137	544,624
GoDaddy Inc., Class A(b)	2,778	523,181
Goldman Sachs Group Inc. (The)	5,251	2,875,185
Graco Inc.	23,998	1,958,477
Halliburton Co.	182,841	3,623,909
Hartford Insurance Group Inc. (The)	4,690	575,322
HCA Healthcare Inc.	3,063	1,056,980
Healthpeak Properties Inc.	4,453	79,442
Hershey Co. (The)	1,575	263,324
Hilton Worldwide Holdings Inc.	4,700	1,059,756
Home Depot Inc. (The)	14,141	5,097,689

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI ACWI Low Carbon Target ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Host Hotels & Resorts Inc.	33,124	$467,711
Hubbell Inc., Class B	2,608	947,173
HubSpot Inc.(b)	247	151,041
Humana Inc.	1,529	400,965
IDEX Corp.	8,933	1,554,074
IDEXX Laboratories Inc.(b)	1,859	804,296
Illinois Tool Works Inc.	2,613	626,885
Illumina Inc.(b)	935	72,556
Ingersoll Rand Inc.	25,028	1,887,862
Insulet Corp.(b)	294	74,173
Intel Corp.	61,782	1,241,818
Intercontinental Exchange Inc.	9,268	1,556,746
International Business Machines Corp.	14,168	3,426,106
Interpublic Group of Companies Inc. (The)	20	502
Intuit Inc.	3,100	1,945,157
Intuitive Surgical Inc.(a)(b)	4,908	2,531,546
Invitation Homes Inc.	6,623	226,440
IQVIA Holdings Inc.(b)	4,233	656,411
Iron Mountain Inc.	4,216	378,049
Jack Henry & Associates Inc.	1,574	272,979
Jacobs Solutions Inc., NVS	4,802	594,488
Johnson & Johnson	38,347	5,994,020
JPMorgan Chase & Co.	37,809	9,248,838
Kenvue Inc.	38,835	916,506
Keurig Dr Pepper Inc.	13,242	458,041
Keysight Technologies Inc.(b)	3,130	455,102
Kimco Realty Corp.	3,511	70,150
KKR & Co. Inc.	7,185	821,030
KLA Corp.	3,531	2,481,198
Labcorp Holdings Inc.	2,969	715,559
Lam Research Corp.	19,299	1,383,159
Las Vegas Sands Corp.	15,792	579,093
Leidos Holdings Inc.	2,748	404,451
Liberty Media Corp.-Liberty Formula One, Class C, NVS(b)	7,433	659,084
Lowe's Companies Inc.	6,388	1,428,101
Lululemon Athletica Inc.(b)	2,232	604,359
M&T Bank Corp.	2,106	357,515
Marsh & McLennan Companies Inc.	11,009	2,482,199
Marvell Technology Inc.	13,101	764,705
Masco Corp.	3,609	218,741
Mastercard Inc., Class A	10,611	5,815,465
McDonald's Corp.	14,931	4,772,694
Medtronic PLC	3,538	299,881
MercadoLibre Inc.(a)(b)	706	1,645,580
Merck & Co. Inc.	39,552	3,369,830
Meta Platforms Inc., Class A	27,204	14,934,996
MetLife Inc.	11,538	869,619
Mettler-Toledo International Inc.(b)	247	264,431
MGM Resorts International(b)	5,919	186,212
Microchip Technology Inc.	9,358	431,217
Micron Technology Inc.	12,740	980,343
Microsoft Corp.	87,454	34,567,068
MicroStrategy Inc., Class A(a)(b)	2,486	944,953
Molina Healthcare Inc.(b)	222	72,596
Mondelez International Inc., Class A	8,138	554,442
MongoDB Inc., Class A(b)	419	72,139
Monolithic Power Systems Inc.	983	583,017
Monster Beverage Corp.(b)	20,108	1,208,893
Moody's Corp.	1,837	832,381
Morgan Stanley	13,676	1,578,484
Motorola Solutions Inc.	3,839	1,690,657
Security	Shares	Value
United States (continued)
Nasdaq Inc.	2,058	$156,840
NetApp Inc.	7,800	700,050
Netflix Inc.(b)	5,679	6,427,038
Newmont Corp.	17,641	929,328
NextEra Energy Inc.	14,913	997,381
Nike Inc., Class B	12,378	698,119
Nordson Corp.	305	57,819
Norfolk Southern Corp.	3,251	728,387
Northern Trust Corp.	7,828	735,675
Nutanix Inc., Class A(b)	1,977	135,820
Nvidia Corp.	303,488	33,055,913
NXP Semiconductors NV	3,814	702,958
Okta Inc.(b)	1,093	122,591
Old Dominion Freight Line Inc.	2,491	381,820
Omnicom Group Inc.	4,179	318,273
ON Semiconductor Corp.(b)	1,941	77,058
ONEOK Inc.	38,150	3,134,404
Oracle Corp.	21,538	3,030,827
Otis Worldwide Corp.	10,139	976,082
Palantir Technologies Inc., Class A(b)	24,601	2,913,742
Palo Alto Networks Inc.(a)(b)	7,246	1,354,495
Parker-Hannifin Corp.	2,902	1,755,884
Paychex Inc.	10,229	1,504,890
Paycom Software Inc.	1,266	286,610
PayPal Holdings Inc.(b)	13,935	917,480
PepsiCo Inc.	9,317	1,263,199
Pfizer Inc.	78,232	1,909,643
PG&E Corp.	40,869	675,156
Philip Morris International Inc.	34,856	5,972,924
Pinterest Inc., Class A(b)	5,796	146,755
PNC Financial Services Group Inc. (The)	5,275	847,640
Pool Corp.	161	47,196
Procter & Gamble Co. (The)	40,070	6,514,180
Progressive Corp. (The)	6,372	1,795,247
Prologis Inc.	12,964	1,324,921
Prudential Financial Inc.	81	8,320
PTC Inc.(b)	4,475	693,491
Public Service Enterprise Group Inc.	4,520	361,284
Public Storage	2,389	717,727
Pure Storage Inc., Class A(b)	4,996	226,619
Qualcomm Inc.	13,720	2,036,871
Quanta Services Inc.	614	179,712
Quest Diagnostics Inc.	4,323	770,445
Realty Income Corp.	5,930	343,110
Regency Centers Corp.	2,191	158,146
Regeneron Pharmaceuticals Inc.	1,318	789,166
Reliance Inc.	5,651	1,628,788
ResMed Inc.	1,168	276,337
Revvity Inc.	1,630	152,291
Robinhood Markets Inc., Class A(b)	7,829	384,482
ROBLOX Corp., Class A(b)	3,870	259,484
Rockwell Automation Inc.	1,379	341,551
Roku Inc.(b)	686	46,771
Rollins Inc.	5,992	342,323
Roper Technologies Inc.	4,058	2,272,805
Ross Stores Inc.	2,143	297,877
Royal Caribbean Cruises Ltd.	2,792	600,029
Royalty Pharma PLC, Class A	50,694	1,663,777
S&P Global Inc.	3,159	1,579,658
Salesforce Inc.	11,424	3,069,743
Samsara Inc., Class A(a)(b)	899	35,654
SBA Communications Corp., Class A	2,428	590,975

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI ACWI Low Carbon Target ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Schlumberger NV	74,230	$2,468,148
ServiceNow Inc.(b)	1,984	1,894,740
Sherwin-Williams Co. (The)	2,081	734,427
Simon Property Group Inc.	7,630	1,200,809
Skyworks Solutions Inc.	10	643
Snap Inc., Class A, NVS(a)(b)	8,215	65,391
Snap-on Inc.	1,878	589,335
Snowflake Inc., Class A(b)	2,434	388,199
Solventum Corp.(b)	2,100	138,852
SS&C Technologies Holdings Inc.	19,206	1,451,974
Starbucks Corp.	19,553	1,565,218
State Street Corp.	5,490	483,669
STERIS PLC	2,005	450,604
Stryker Corp.	3,599	1,345,738
Super Micro Computer Inc.(a)(b)	14,964	476,753
Synchrony Financial	10,107	525,059
Synopsys Inc.(b)	1,961	900,119
T-Mobile U.S. Inc.	8,043	1,986,219
T Rowe Price Group Inc.	72	6,376
Take-Two Interactive Software Inc.(b)	1,242	289,783
Target Corp.	1,631	157,718
TE Connectivity PLC, NVS	6,159	901,554
Teradyne Inc.	4,657	345,596
Tesla Inc.(b)	37,171	10,488,169
Texas Instruments Inc.	13,297	2,128,185
Texas Pacific Land Corp.	2,319	2,988,890
Thermo Fisher Scientific Inc.	4,523	1,940,367
TJX Companies Inc. (The)	6,615	851,218
Toast Inc., Class A(b)	2,429	86,424
Tractor Supply Co.	10,888	551,151
Trade Desk Inc. (The), Class A(b)	5,944	318,777
Tradeweb Markets Inc., Class A	1,722	238,153
TransUnion	5,380	446,325
Travelers Companies Inc. (The)	3,824	1,010,033
Trimble Inc.(b)	10,359	643,708
Truist Financial Corp.	9,724	372,818
Twilio Inc., Class A(b)	1,016	98,257
Tyler Technologies Inc.(b)	651	353,688
U.S. Bancorp	5,952	240,104
Uber Technologies Inc.(b)	24,313	1,969,596
Ulta Beauty Inc.(b)	1,513	598,603
Union Pacific Corp.	10,439	2,251,275
United Parcel Service Inc., Class B	2,030	193,459
United Rentals Inc.	2,763	1,744,696
United Therapeutics Corp.(b)	467	141,543
UnitedHealth Group Inc.	11,751	4,834,831
Veeva Systems Inc., Class A(b)	4,103	958,830
Veralto Corp.	2,291	219,707
VeriSign Inc.(b)	3,031	855,106
Verisk Analytics Inc., Class A	5,273	1,563,075
Verizon Communications Inc.	68,160	3,003,130
Vertex Pharmaceuticals Inc.(b)	3,322	1,692,559
Vertiv Holdings Co., Class A	5,679	484,873
Viatris Inc.	22,916	192,953
VICI Properties Inc., Class A	24,336	779,239
Visa Inc., Class A	23,567	8,142,399
Vulcan Materials Co.	1,574	412,907
W R Berkley Corp.	3,242	232,419
Walmart Inc.	38,106	3,705,809
Walt Disney Co. (The)	24,193	2,200,353
Waters Corp.(b)	354	123,096
Wells Fargo & Co.	44,320	3,147,163
Security	Shares	Value
United States (continued)
Welltower Inc.	7,141	$1,089,645
West Pharmaceutical Services Inc.	1,015	214,459
Westinghouse Air Brake Technologies Corp.	4,968	917,788
Williams Companies Inc. (The)	26,867	1,573,600
Willis Towers Watson PLC	1,826	562,043
Workday Inc., Class A(a)(b)	2,095	513,275
WW Grainger Inc.	112	114,723
Wynn Resorts Ltd.	3,401	273,134
Xylem Inc./New York	13,885	1,674,114
Yum! Brands Inc.	4,802	722,413
Zillow Group Inc., Class C (b)	3,937	265,078
Zimmer Biomet Holdings Inc.	8,435	869,227
Zoetis Inc.	6,971	1,090,264
Zoom Video Communications Inc., Class A(b)	2,351	182,297
		593,807,968
Total Common Stocks — 99.4% (Cost: $736,334,395)		939,163,842
Preferred Stocks
Brazil — 0.1%
Banco Bradesco SA, Preference Shares, NVS	222,454	538,187
Itau Unibanco Holding SA, Preference Shares, NVS	94,079	589,823
		1,128,010
Colombia — 0.0%
Bancolombia SA, Preference Shares, NVS	5,800	59,570
Germany — 0.0%
Dr Ing hc F Porsche AG, Preference Shares, NVS(a)(c)	6,177	310,528
Total Preferred Stocks — 0.1% (Cost: $1,665,491)		1,498,108
Rights
Portugal — 0.0%
EDP Renovaveis SA, (Expires 05/19/25)(b)	77,430	7,895
Total Rights — 0.0% (Cost: $7,403)		7,895
Warrants
Canada — 0.0%
Constellation Software Inc., (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)(b)(d)	555	—
Total Warrants — 0.0% (Cost: $—)		—
Total Long-Term Investments — 99.5% (Cost: $738,007,289)		940,669,845
Short-Term Securities
Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(f)(g)(h)	10,846,140	10,850,478

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI ACWI Low Carbon Target ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(f)(g)	1,310,000	$1,310,000
Total Short-Term Securities — 1.3% (Cost: $12,160,673)		12,160,478
Total Investments — 100.8% (Cost: $750,167,962)		952,830,323
Liabilities in Excess of Other Assets — (0.8)%		(7,941,387)
Net Assets — 100.0%		$944,888,936

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$8,738,118	$2,111,453 (a)	$—	$2,950	$(2,043)	$10,850,478	10,846,140	$18,017 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,170,000	140,000 (a)	—	—	—	1,310,000	1,310,000	49,873	—
BlackRock Inc.	1,518,098	320,795	(83,678)	37,441	(3,449)	1,789,207	1,957	29,302	—
				$40,391	$(5,492)	$13,949,685		$97,192	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini S&P 500 Index	8	06/20/25	$2,235	$(23,624)
MSCI EAFE Index	7	06/20/25	873	17,401
MSCI Emerging Markets Index	13	06/20/25	721	16,916
				$10,693

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI ACWI Low Carbon Target ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$644,047,582	$295,116,108	$152	$939,163,842
Preferred Stocks	1,187,580	310,528	—	1,498,108
Rights	7,895	—	—	7,895
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	12,160,478	—	—	12,160,478
	$657,403,535	$295,426,636	$152	$952,830,323
Derivative Financial Instruments(a)
Assets
Equity Contracts	$34,317	$—	$—	$34,317
Liabilities
Equity Contracts	(23,624)	—	—	(23,624)
	$10,693	$—	$—	$10,693

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust